Other Long-Term Assets (Other Long-Term Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Long-Term Assets [Abstract]
Investment in affiliate	$ 236	$ 236
Severance pay fund	21,405	22,986
Long-term deposits	2,183	2,227
Deferred tax assets	5,066	5,669
Other assets, noncurrent, total	$ 28,890	$ 31,118